Property and equipment together with their estimated useful lives (TABLE)	12 Months Ended
Sep. 30, 2015
Property and equipment together with their estimated useful lives(TABLE):
Property and equipment together with their estimated useful lives

Major classes of property and equipment together with their estimated useful lives, consisted of the following at September 30, 2015 and 2014:

	Useful	September 30,
	Lives	2015	2014

Computers and office equipment	3 years	$8,486	$7,389
Automotive equipment	5 years	15,042	15,042
Mine equipment	3-10 years	532,493	500,000
Equipment structures and other	7-10 years	79,289	31,925
Permits	15 years	16,227	16,227
		651,537	570,583
Less: accumulated depreciation		(63,470)	(3,017)

Net property and equipment		$588,067	$567,566